Other operating income and expenses - Schedule of other operating income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Gain loss related to export increase program	$ 86,173
Gain from assets disposal			$ 9,999
Payments received from farmout agreement	26,650	$ 20,000	10,000
Oil and gas assets [member]
Statement [Line Items]
Disposals, property, plant and equipment	2,051	1,654	882
Farmout agreement [Member]
Statement [Line Items]
Disposals, intangible assets and goodwill	$ 170	$ 128	68
Transfer Of Working Interest In CASO [Member]
Statement [Line Items]
Gain from assets disposal			9,788
Transfer of Mexicos Exploration Assets [Member]
Statement [Line Items]
Gain from assets disposal			198
Sur Ro Deseado Este Area [Member]
Statement [Line Items]
Gain from assets disposal			$ 13